Interest Rate Benchmark Reform - Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs (Detail) - CAD ($) $ in Millions		Oct. 31, 2021		Nov. 01, 2020	Oct. 31, 2020
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		$ 6,067,092			$ 5,621,376
Single currency interest rate swaps
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		1,328,834		$ 1,126,626
Single currency interest rate swaps | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		600,359		410,590
Single currency interest rate swaps | GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		711,297		699,339
Single currency interest rate swaps | Other Rates [Member] | Maturing after December 31, 2021 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[2]	17,178	[1]	16,697
Cross currency interest rate swaps
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[3]	354,459		281,675
Cross currency interest rate swaps | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[3]	280,968		231,539
Cross currency interest rate swaps | GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[3]	44,300		31,052
Cross currency interest rate swaps | Other Rates [Member] | Maturing after December 31, 2021 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[2],[3]	29,191	[1]	19,084
Other
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[4]	73,616		50,371
Other | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[4]	38,078		20,885
Other | GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[4]	35,538		29,486
Undrawn commitments
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		33,668		21,912
Undrawn commitments | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		32,454		20,354
Undrawn commitments | GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		760		1,094
Undrawn commitments | Other Rates [Member] | Maturing after December 31, 2021 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[2]	$ 454	[1]	$ 464

[1]	Includes exposures to SGD SOR maturing after June 30, 2023.
[2]	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors ceased to publish after May 17, 2021.
[3]	For cross currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.
[4]	Other derivatives include futures, forward rate agreements and options.